UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    del Rey Global Investors, LLC
Address: 6701 Center Drive West
         Suite 655
         Los Angeles, CA  90045

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gerald W. Wheeler
Title:     Chief Compliance Officer
Phone:     310-649-1233

Signature, Place, and Date of Signing:

   /s/ Gerald W. Wheeler  Los Angeles, CA  August 9, 2012


Report Type (Check only one.):

[ X ]         13F HOLDINGS REPORT.

[   ]         13F NOTICE.

[   ]         13F COMBINATION REPORT.





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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     22

Form13F Information Table Value Total:    $118,616 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.


1.  028-01190 Frank Russell Company


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						FORM 13F INFORMATION TABLE
					       del Rey Global Investors, LLC
						 AS OF June 30, 2012


	COLUMN 1	        COLUMN 2     COLUMN 3  COLUMN 4	  COLUMN 5	   COLUMN 6   COLUMN 7        COLUMN 8

						        VALUE     SHRS OR   SH/ PUT/ INVETMNT OTHER	  VOTING AUTHORITY
  NAME OF ISSUER	   TITLE OF CLASS     CUSIP    (x$1000)   PRN AMT   PRN CALL DISCRTN  MGRS   SOLE    SHARED     NONE

ALCATEL				ADR	013904305	362	221204	SH		Sole		218324	0	2880
ASTRAZENECA PLC			ADR	046353108	318	7122	SH		Sole		6954	0	168
BARRICK GOLD CORP		CS	067901108       18468	491760	SH		Sole		491506	0	254
BHP BILLITON LTD                ADR     088606108       12918   197550  SH              Sole            197440  0       110
BP PLC				ADR	055622104	339	8346	SH		Sole		8161	0	185
CHINA MOBILE HONG KONG LTD	ADR	16941M109	632	11545	SH		Sole		11370	0	175
DEUTSCHE BANK AG NAMEN		CS	D18190898	4355	152795  SH		Sole		152690	0	105
ERICSSON L M TEL CO		ADR	294821608	576	63013	SH		Sole		62183	0	830
GOLD FIELDS LTD NEW		ADR	38059T106	425	33052	SH		Sole		32546	0	506
HUANENG PWR INTL INC		ADR	443304100	819	27535	SH		Sole		27125	0	410
KINROSS GOLD CORP		CS	496902404	8432	1030029	SH		Sole		1029513	0	516
KT CORP				ADR	48268K101	20510	1555887	SH		Sole		1555022	0	865
LLOYDS TSB GROUP PLC		ADR	539439109	369	191768	SH		Sole		188838	0	2930
MAGNA INTL INC			CS	559222401	6702	169990	SH		Sole		169860	0	130
NEWMONT MINING CORP		CS	651639106	20259	418228	SH		Sole		417988	0	240
NEXEN INC			CS	65334H102	3846	227732	SH		Sole		682	0	227050
NOVARTIS A G			ADR	66987V109	803	14336	SH		Sole		14126	0	210
ROYAL DUTCH SHELL PLC		ADR	780259107	773	11046	SH		Sole		10886	0	160
SANOFI-SYNTHELABO		ADR	80105N105	834	22101	SH		Sole		21769	0	332
SIEMENS A G			ADR	826197501	624	7427	SH		Sole		7309	0	118
SUNCOR ENERGY INC NEW		CS	867224107	15702	543369	SH		Sole		542964	0	405
TELECOM ITALIA S P A NEW	ADR	87927Y201	549	68407	SH		Sole		67543	0	864


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